UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 22.1%
Federal Home Loan Mortgage Assoc. ARM
4.41%(b)	06/01/33	$62	$60,686
Federal Home Loan Mortgage Corp. ARM
3.53%(b)	05/01/34	280	270,356
3.55%(b)	07/01/34	209	209,913
4.75%(b)	04/01/35	159	157,869
6.04%(b)	11/01/36	1,250	1,262,801
5.95%(b)	12/01/36	1,250	1,255,750
5.98%(b)	01/01/37	1,250	1,253,488
Federal National Mortgage Assoc. ARM
4.08%(b)	10/01/33	228	224,021
4.27%(b)	01/01/34	398	393,006
4.81%(b)	07/01/34	119	117,605
4.86%(b)	06/01/35	306	303,425
4.64%(b)	07/01/35	308	304,012
5.33%(b)	10/01/35	419	415,515
5.48%(b)	12/01/36	1,000	998,950
Government National Mortgage Assoc. II ARM
5.00%(b)	10/34-11/34	727	724,935

TOTAL MORTGAGE PASS-THROUGHS
(Cost $8,002,239)			7,952,332

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.3%
Banc of America Funding Corp., Series 04-C, Class 4A1
5.65%(b)	12/20/34	52	52,368
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.72%(b)	11/25/34	45	44,884
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
3.66%(b)	10/25/34	164	163,764
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5
5.50%	08/25/35	79	78,466
Federal Home Loan Mortgage Corp., Series 04-2877, Class PA
5.50%	07/15/33	247	247,361
Federal Home Loan Mortgage Corp., Series 3128, Class BA
5.00%	01/15/24	915	910,489
Federal Home Loan Mortgage Corp., Series 3162, Class 0A
6.00%	10/15/26	947	956,249
Federal National Mortgage Assoc., Series 03-67, Class GL
3.00%	01/25/25	1,741	1,700,984
Federal National Mortgage Assoc., Series 05, Class PA
5.50%	09/25/24	493	492,539
Federal National Mortgage Assoc., Series 05-48, Class OH
5.00%	07/01/26	444	441,348
Federal National Mortgage Assoc., Series 06, Class 0A
6.00%	03/25/27	949	956,606
Federal National Mortgage Assoc., Series 06, Class JA
5.50%	05/25/20	190	190,555
Federal National Mortgage Assoc., Series 3186, Class NA
6.00%	07/15/27	486	490,466
Goldman Sachs Residential Mortgage Loan Trust, Series 05, Class 1A1
4.61%	10/25/35	343	339,538
Structured Mortgage Loan Trust, Series 04-6, Class 4A1
4.84%(b)	06/25/34	66	65,328
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1
3.99%(b)	12/25/34	150	147,124

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,272,720)			7,278,069

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.7%
Adjustable Rate Mortage Trust, Series 05-9, Class 5A1
5.62%(b)	11/25/35	52	52,203
Banc of America Mortgage Securities, Series 04-A, Class 2A2
4.12%(b)	02/25/34	273	268,398
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	500	531,010
Credit Suisse First Boston Mortgage Securities Corp., Series 02, Class A3
5.60%	07/15/35	250	254,044
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2
7.84%	03/15/10	275	293,447
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/35	463	467,447
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99, Class A2
6.18%	05/15/33	265	268,134
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	225	238,173
General Motors Acceptance Corp. Commerical Mortgage Securities, Inc., Series 98, Class A2
6.42%	05/15/35	248	250,587
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	315	329,008
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2
6.24%	10/15/10	140	141,173
Morgan Stanley Capital I, Inc., Series 01, Class A4
6.39%	07/15/33	275	286,646

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2
7.08%(b)	01/18/09	$180	$183,935
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	10/18/10	500	519,474
Salomon Brothers Mortgage Securities VII, Series 02-KEY2, Class A2
4.47%	03/18/36	139	135,580

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $4,202,106)			4,219,259

ASSET BACKED SECURITIES — 32.0%
Bear Stearns, Inc., Series 06-PC1, Class A1
5.43%(b)	01/25/29	157	156,888
Capital Auto Receivables Asset Trust, Series 04-2, Class A2
3.35%(c)	02/15/08	51	51,097
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1
5.37%(b)	10/25/36	604	603,933
Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1
5.39%(b)	05/25/36	320	319,866
Chase Credit Card Master Trust, Series 02-7, Class A
5.47%(b)	02/15/10	800	800,911
Chase Issuance Trust, Series 05, Class A5
5.37%(b)	02/15/12	900	900,923
Citibank Credit Card Issuance Trust, Series 02-A1, Class A1
4.95%	02/09/09	300	299,954
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2
4.85%	02/10/11	400	397,904
Citigroup Mortgage Loan Trust, Inc., Series 06-HE1, Class A1
5.41%(b)	01/25/36	52	51,522
Commercial Mortgage Asset Trust, Series 99-C1, Class A3
6.64%	01/17/32	300	307,404
Countrywide Certificates, Series 05-17, Class 4AV1
5.46%(b)	05/25/36	89	88,663
Countrywide Certificates, Series 05-IM2, Class A1
5.43%(b)	06/25/27	6	6,026
Countrywide Certificates, Series 05-IM3, Class A1
5.47%(b)	04/25/28	159	158,600
Countrywide Certificates, Series 06-IM1, Class A1
5.44%(b)	09/25/28	244	244,515
Ford Credit Auto Owner Trust, Series 04-A, Class A3
2.93%	03/15/08	65	64,735
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	283	280,984
Ford Credit Auto Owner Trust, Series 06-A, Class A3
5.07%	03/15/10	500	498,632
GSAA Home Equity Trust, Series 04-11, Class 2A2
5.67%(b)	12/25/34	35	35,219
Honda Auto Receivables Owner Trust, Series 04-3, Class A3
2.91%	10/20/08	161	158,954
MBNA Credit Card Master Notes Trust, Series 03-A6, Class A6
2.75%	10/15/10	300	290,367
MBNA Credit Card Master Notes Trust, Series 04-A4, Class A4
2.70%	09/15/09	350	347,480
Nissan Auto Receivables Owner Trust, Series 03-C, Class A4
2.70%	12/17/07	12	12,111
Nissan Auto Receivables Owner Trust, Series 05-A, Class A3
3.54%	10/15/08	625	621,093
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3
5.44%	04/15/10	500	502,518
Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A1
5.46%(b)	05/25/25	84	84,250
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1
5.47%(b)	11/25/35	290	290,429
Residential Asset Securities Corp., Series 06-EMX6, Class A1
5.38%(b)	10/25/30	564	563,729
Residential Asset Securities Corp., Series 06-KS7, Class A1
5.37%(b)	09/25/36	630	629,699
Structured Asset Investment Loan Trust, Series 05-6, Class A7
5.44%(b)	07/25/35	120	120,377
Structured Asset Investment Loan Trust, Series 06-1, Class A1
5.43%(b)	01/25/36	326	325,595
Structured Asset Securities Corp., Series 06-WF2, Class A1
5.38%(b)	07/25/36	379	379,358
Student Loan Mark Assoc. Student Loan Trust, Series 05-6, Class A5B
5.39%(b)	07/27/26	800	800,633
USAA Auto Owner Trust, Series 04-2, Class A3
3.03%	06/16/08	57	56,595
USAA Auto Owner Trust, Series 05-4, Class A4
4.89%	08/15/12	500	497,668
US AA Auto Owner Trust, Series 06-1, Class A3
5.01%	09/15/10	400	399,104

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
World Omni Auto Receivables Trust, Series 2005-B, Class A3
4.40%	04/20/09	$175	$174,215

TOTAL ASSET BACKED SECURITIES
(Cost $11,529,736)			11,521,951

CORPORATE BONDS — 2.6%
Finance — 1.2%
HSBC Finance Corp., Unsecured Notes
4.12%	11/16/09	50	48,611
John Deere Capital Corp., Unsecured Notes
4.50%	08/25/08	400	394,888

			443,499

Insurance — 0.8%
ASIF Global Financing, Unsecured Notes
3.90%(d)	10/22/08	300	292,662

Oil & Gas — 0.1%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(b)	09/15/09	50	50,204

Retail Merchandising — 0.3%
May Department Stores Co., Debentures
7.90%	10/15/07	25	25,373
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	75	74,271

			99,644

Transportation — 0.1%
Union Pacific Corp., Unsecured Notes
6.79%	11/09/07	25	25,241

Yankee — 0.1%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(b)(e)	04/09/09	25	25,020

TOTAL CORPORATE BONDS
(Cost $944,573)			936,270

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 11.1%
Federal Home Loan Bank, Discount Notes
4.80%(f)	01/02/07	3,000	2,999,360
Galileo Money Market Fund		1,002	1,001,572

TOTAL SHORT TERM INVESTMENTS
(Cost $4,000,932)			4,000,932

TOTAL INVESTMENTS IN SECURITIES — 99.8%
(Cost $35,952,306(a))			$35,908,813
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			61,608

NET ASSETS — 100.0%			$35,970,421

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$50,558
Gross unrealized depreciation	(94,051)

$(43,493)

(b)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(c)	Security, or a portion thereof, pledged as collateral with a value of $51,097 on 90 long U.S. Treasury Note futures contracts, 10 short U.S. Treasury Note futures contracts and 1 short U.S. Treasury Bond futures contract expiring March 2007. The value of such contracts on December 31, 2006 was $19,536,907, with an unrealized loss of $59,379 (including commissions of $222).
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 0.8% of its net assets, with a current market value of $292,662, in securities restricted as to resale.
(e)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(f)	The rate shown is the effective yield at the time of purchase.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS — 81.6%
Aerospace — 1.0%
Lockheed Martin Corp., Unsecured Notes
6.15%	09/01/36	$20	$21,013
Northrop Grumman Corp., Senior Debentures
7.75%	02/15/31	75	92,963
Raytheon Co., Unsecured Notes
5.38%	04/01/13	50	49,960

			163,936

Banks — 20.7%
Bank of America Corp., Subordinated Notes
7.40%	01/15/11	65	70,011
BankBoston N.A., Subordinated Notes
6.38%	03/25/08	400	404,752
Barclays Bank PLC (United Kingdom), Unsecured Notes
5.93%(b)	12/31/49	100	100,653
Citigroup, Inc., Senior Unsecured Notes
3.50%	02/01/08	500	491,003
Citigroup, Inc., Subordinated Notes
6.00%	10/31/33	20	20,484
Citigroup, Inc., Unsecured Notes
4.12%	02/22/10	65	63,053
4.62%	08/03/10	100	98,209
FleetBoston Financial Corp., Senior Unsecured Notes
4.20%	11/30/07	80	79,187
HSBC Bank USA, Subordinated Notes
4.62%	04/01/14	250	238,295
J.P. Morgan Chase & Co., Senior Unsecured Notes
5.25%	05/30/07	300	299,885
3.70%	01/15/08	125	122,992
J.P. Morgan Chase & Co., Subordinated Notes
5.75%	01/02/13	85	86,505
Northern Trust Corp., Subordinated Notes
4.60%	02/01/13	125	120,145
Resona Bank Ltd. (Japan), Debentures
5.85%(b)(c)	12/31/49	100	97,646
State Street Corp., Subordinated Notes
7.65%	06/15/10	50	53,409
U.S. Bank N.A., Senior Bank Notes
4.40%	08/15/08	550	543,160
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	50	48,075
Wachovia Corp., Subordinated Notes
5.25%	08/01/14	185	182,746
Wells Fargo & Co. Holdings Corp., Subordinated Notes
6.25%	04/15/08	370	374,287

			3,494,497

Broadcasting — 0.9%
Cox Communications, Inc., Senior Unsecured Notes
7.12%	10/01/12	75	79,955
News America, Inc., Senior Debentures
7.28%	06/30/28	75	80,715

			160,670

Chemicals — 0.3%
E. I. Dupont de Nemours & Co., Senior Debentures
6.50%	01/15/28	40	43,274

Computer Software & Services — 0.6%
Oracle Corp., Unsecured Notes
5.25%	01/15/16	100	97,890

Energy & Utilities — 3.9%
Cleveland Electric Illuminating Co., Senior Unsecured Notes
5.95%	12/15/36	25	23,843
Dominion Resources, Inc., Senior Unsecured Notes
8.12%	06/15/10	65	70,488
DTE Energy Co., Senior Unsecured Notes
6.35%	06/01/16	50	51,939
Duke Energy Corp., First Mortgage Bonds
4.50%	04/01/10	50	48,814
Energy East Corp., Unsecured Notes
6.75%	07/15/36	50	52,755
Energy Transfer Partners LP, Senior Notes
6.62%	10/15/36	25	25,742
Florida Power & Light Co., First Mortgage Bonds
6.00%	06/01/08	60	60,498
5.85%	02/01/33	70	70,984
Georgia Power Co., Senior Unsecured Notes
5.25%	12/15/15	50	49,444
Kiowa Power Partners LLC, Senior Secured Notes
4.81%(b)	12/30/13	21	20,660
MidAmerican Energy Holdings Co., Debentures
6.12%	04/01/36	25	25,201
MidAmerican Energy Holdings Co., Senior Unsecured Notes
5.80%	10/15/36	25	24,563
NiSource Finance Corp., Unsecured Notes
5.94%(c)	11/23/09	25	25,007
Progress Energy, Inc., Senior Unsecured Notes
7.00%	10/30/31	100	111,353

			661,291

Entertainment & Leisure — 3.1%
Comcast Cable Communications, Inc., Senior Notes
7.62%	04/15/08	100	102,670

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	V ALUE
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
Comcast Cable Communications, Inc., Senior Unsecured Notes
6.75%	01/30/11	$115	$120,496
Comcast Cable Holdings LLC, Senior Debentures
7.88%	02/15/26	50	57,099
Time Warner Cos., Inc., Senior Debentures
7.57%	02/01/24	95	104,398
Time Warner Cos., Inc., Senior Unsecured Notes
6.75%	04/15/11	100	104,681
Turner Broadcasting Corp., Senior Notes
8.38%	07/01/13	25	28,112

			517,456

Finance — 15.1%
Allstate Life Global Funding Trust, Secured Notes
4.50%	05/29/09	50	49,259
American Express Co., Senior Unsecured Notes
4.75%	06/17/09	150	148,811
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
4.12%	01/15/10	175	170,080
Boeing Capital Corp., Senior Unsecured Notes
6.50%	02/15/12	50	52,719
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures
6.43%(b)(c)	12/15/66	50	50,577
General Electric Capital Corp., Senior Unsecured Notes
6.75%	03/15/32	90	103,075
General Electric Capital Corp., Unsecured Notes
5.42%(c)	01/15/08	300	300,286
3.60%	10/15/08	95	92,428
5.00%	11/15/11	100	99,267
Golden West Financial Corp., Senior Unsecured Notes
4.12%	08/15/07	50	49,601
The Goldman Sachs Group, Inc., Unsecured Notes
4.50%	06/15/10	100	97,874
5.00%	01/15/11	100	99,160
5.35%	01/15/16	150	148,054
Household Finance Corp., Senior Notes
5.88%	02/01/09	100	101,435
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
7.00%	02/01/08	155	157,620
5.75%	07/18/11	150	152,932
Morgan Stanley, Senior Notes
5.62%	01/09/12	100	101,648
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	50	52,849
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	200	198,700
Nationwide Building Society (United Kingdom), Unsecured Notes
2.62%(b)	01/30/07	100	99,806
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	25	24,948
Rabobank Capital Funding Trust II, Capital Securities
5.26%(b)	12/29/49	75	73,346
UnitedHealth Group, Inc., Unsecured Notes
5.80%	03/15/36	45	44,249
Xstrata Finance Ltd. (Canada), Unsecured Notes
5.80%(b)	11/15/16	75	74,782

			2,543,506

Food & Agriculture — 2.0%
Cadbury Schweppes PLC (United Kingdom), Unsecured Notes
3.88%(b)	10/01/08	140	136,343
Kraft Foods, Inc., Senior Unsecured Notes
5.62%	11/01/11	115	116,222
Unilever Capital Corp., Senior Unsecured Notes
5.90%	11/15/32	85	85,726

			338,291

Insurance — 5.4%
American General Corp., Senior Unsecured Notes
7.50%	08/11/10	105	112,664
The Bear Stearns Cos., Inc., Unsecured Notes
4.00%	01/31/08	100	98,619
CHUBB Corp., Senior Unsecured Notes
4.93%	11/16/07	25	24,899
Cigna Corp., Senior Unsecured Notes
6.15%	11/15/36	25	24,752
John Hancock Financial Services, Inc., Senior Unsecured Notes
5.62%	12/01/08	25	25,123
Lincoln National Corp., Capital Securities
7.00%(c)	05/17/66	75	79,491
Marsh & McLennan Co., Inc., Senior Unsecured Notes
5.15%	09/15/10	25	24,562
Metropolitan Life Global Funding, Inc., Senior Secured Notes
4.75%(b)	06/20/07	100	99,748
Metropolitan Life Global Funding, Inc., Unsecured Notes
2.60%(b)	06/19/08	50	47,857
4.25%(b)	07/30/09	200	195,211
New York Life Insurance Co., Unsecured Notes
5.88%(b)	05/15/33	40	40,836
TIAA Global Markets, Senior Unsecured Notes
3.88%(b)	01/22/08	50	49,169

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE

CORPORATE BONDS (Continued)
Insurance (Continued)
WellPoint, Inc., Unsecured Notes
5.95%	12/15/34	$85	$83,632

			906,563

Manufacturing — 1.2%
Cisco Systems, Inc., Senior Unsecured Notes
5.25%	02/22/11	50	50,125
Siemens Financieringsmat (Netherlands), Unsecured Notes
5.50%(b)	02/16/12	100	100,951
USG Corp., Unsecured Notes
6.30%(b)	11/15/16	50	49,562

			200,638

Motor Vehicles — 1.4%
DaimlerChrysler N.A. Holding Corp., Notes
4.75%	01/15/08	135	133,769
Johnson Controls, Inc., Senior Notes
5.50%	01/15/16	75	73,537
Nissan Motor Acceptance Corp., Unsecured Notes
4.62%(b)	03/08/10	25	24,301

			231,607

Oil & Gas — 2.0%
Amerada Hess Corp., Senior Unsecured Notes
7.12%	03/15/33	10	10,941
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(c)	09/15/09	40	40,163
6.45%	09/15/36	75	75,787
Consolidated Natural Gas Co., Senior Unsecured Notes
6.85%	04/15/11	50	52,606
Devon Financing Corp., Senior Unsecured Notes
6.88%	09/30/11	90	95,168
Halliburton Co., Debentures
7.60%	08/15/96	10	11,475
Halliburton Co., Senior Unsecured Notes
5.50%	10/15/10	25	24,956
Nakilat, Inc. Senior Unsecured Notes
6.07%(b)	12/31/33	25	24,424

			335,520

Paper & Forest Products — 0.1%
Weyerhaeuser Co., Senior Unsecured Notes
6.12%	03/15/07	17	17,012

Pharmaceuticals — 2.2%
Abbott Laboratories, Unsecured Notes
5.60%(d)	05/15/11	75	76,036
Merck & Co., Inc., Senior Unsecured Notes
4.38%	02/15/13	155	147,148
Wyeth, Unsecured Notes
5.50%	02/15/16	110	110,149
6.00%	02/15/36	40	40,944

			374,277

Real Estate — 0.9%
Avalonbay Communities, Inc., Senior Unsecured Notes
6.12%	11/01/12	100	103,605
Duke Realty LP, Senior Unsecured Notes
5.65%	08/15/11	25	25,145
The Rouse Co., Unsecured Notes
5.38%	11/26/13	25	23,235

			151,985

Retail Merchandising — 5.5%
CVS Corp., Senior Unsecured Notes
4.00%	09/15/09	75	72,509
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	50	50,813
Home Depot, Inc., Senior Unsecured Notes
4.62%	08/15/10	125	122,372
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	200	198,055
4.80%	07/15/09	70	68,883
Target Corp., Senior Unsecured Notes
7.50%	08/15/10	200	214,729
Wal-Mart Stores, Inc., Unsecured Notes
4.12%	07/01/10	210	203,458

			930,819

Telecommunications — 3.9%
BellSouth Capital Funding Corp., Senior Unsecured Notes
7.75%	02/15/10	130	138,589
SBC Communications, Inc., Unsecured Notes
6.45%	06/15/34	60	60,889
Sprint Capital Corp., Senior Unsecured Notes
6.38%	05/01/09	100	102,002
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	50	48,731
Verizon Maryland, Inc., Senior Debentures
6.12%	03/01/12	305	312,277

			662,488

Transportation — 1.9%
Norfolk Southern Corp., Senior Unsecured Notes
6.20%	04/15/09	100	101,884

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE

CORPORATE BONDS (Continued)
Transportation (Continued)
Union Pacific Corp., Unsecured Notes
3.88%	02/15/09	$100	$97,032
United Technologies Corp., Senior Unsecured Notes
6.35%	03/01/11	125	129,972

			328,888

Yankee — 9.5%
Alcan, Inc. (Canada), Unsecured Notes
6.12%(e)	12/15/33	25	24,723
Canadian National Railway Co. (Canada), Senior Unsecured Notes
6.38%(e)	10/15/11	50	52,165
ChevronTexaco Capital Co. (Canada), Senior Unsecured Notes
3.38%(e)	02/15/08	100	98,014
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(c)(e)	04/09/09	25	25,020
ConocoPhillips Funding Co. (Canada), Unsecured Notes
5.30%(e)	04/15/12	200	199,854
Eksportfinans ASA (Norway), Unsecured Notes
4.38%(e)	07/15/09	100	98,225
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes
5.80%(e)	05/01/14	50	50,297
Falconbridge Ltd. (Canada), Unsecured Notes
6.00%(e)	10/15/15	75	76,488
Rio Tinto Finance Ltd. (Australia), Unsecured Notes
2.62%(e)	09/30/08	50	47,826
Scottish Power PLC (United Kingdom), Unsecured Notes
4.91%(e)	03/15/10	50	49,280
Suncor Energy, Inc. (Canada)
5.95%(e)	12/01/34	25	25,151
Teck Cominco Ltd. (Canada), Senior Unsecured Notes
6.12%(e)	10/01/35	48	46,117
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
4.00%(e)	01/15/10	75	71,617
Telecom Italia Capital (Luxembourg), Unsecured Notes
5.25%(e)	10/01/15	100	93,411
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(e)	09/15/10	100	107,404
Tyco International Group SA (Luxembourg), Senior Unsecured Notes
6.12%(e)	01/15/09	125	126,849
United Mexican States (Mexico), Senior Unsecured Notes
8.00%(e)	09/24/22	150	183,300
Vale Overseas Ltd. (Brazil), Unsecured Notes
6.88%(e)	11/21/36	75	76,924
Vodafone Group PLC (United Kingdom), Senior Unsecured Notes
7.75%(e)	02/15/10	150	159,852

			1,612,517

TOTAL CORPORATE BONDS
(Cost $13,810,516)			13,773,125

TAXABLE MUNICIPAL BONDS — 0.7%
Illinois State Pension Funding General Obligation Bonds, Series 03
5.10%
(Cost $119,062)	06/01/33	125	119,653

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 14.9%
U.S. Treasury Bills
4.75%(f)	01/11/07	500	499,340
4.96%(f)	02/15/07	1,200	1,192,568
Galileo Money Market Fund		823	823,477

TOTAL SHORT TERM INVESTMENTS
(Cost $2,515,385)			2,515,385

TOTAL INVESTMENTS IN SECURITIES — 97.2%
(Cost $16,444,963(a))			16,408,163
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%			469,590

NET ASSETS — 100.0%			$16,877,753

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$76,470
Gross unrealized depreciation	(113,270)

$(36,800)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 7.6% of its net assets, with a current market value of $1,285,871, in securities restricted as to resale.
(c)	Variable rate security. Rates shown are the rates as of December 31, 2006.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONCLUDED)

(d)	Security, or a portion thereof, pledged as collateral with a value of $76,036 on 9 short U.S. Treasury Note futures contracts and 3 short U.S. Treasury Bond futures contracts expiring March 2007. The value of such contracts on December 31, 2006 was $1,282,281, with an unrealized gain of $16,440 (including commissions of $26).
(e)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(f)	The rate shown is the effective yield at the time of purchase.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 5.7%
Federal National Mortgage Assoc.
5.00%
(Cost $703,671)	08/01/19	$696	$685,291

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%
Federal National Mortgage Assoc., Series 03-86, Class DL
4.00%	09/25/10	688	670,573
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3
6.42%	06/15/11	300	313,063
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	500	529,499
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,527,031)			1,513,135

COMMERCIAL MORTGAGE BACKED SECURITIES — 53.4%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class B
6.67%	04/15/36	175	184,363
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	300	318,606
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2
7.20%	01/15/32	300	313,052
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2
7.44%	08/15/31	400	418,171
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 99-CG2, Class A1B
7.30%	06/10/09	300	311,538
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2
7.39%	12/15/31	350	366,226
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2
7.84%	03/15/10	140	149,391
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/35	129	130,724
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B
6.64%	11/18/35	250	257,443
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4
6.29%	08/11/33	190	197,429
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	350	370,492
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	404	427,261
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	400	422,402
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class B
6.67%	04/15/34	390	410,451
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6
5.40%	08/10/38	275	276,046
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4
4.76%	07/10/39	300	288,579
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3
4.57%(b)	08/10/42	70	67,966
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 00-C10, Class A2
7.37%	08/15/32	188	197,808
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3
6.26%	03/15/33	234	241,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4
4.90%	09/12/37	280	271,712
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2
7.52%	12/18/09	260	273,495
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	10/18/10	170	176,621
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3
6.50%	10/13/11	300	314,567

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $6,455,821)			6,385,790

ASSET BACKED SECURITIES — 13.4%
Capital Auto Receivables Asset Trust, Series 04-1, Class A3
2.00%	11/15/07	7	6,994
Chase Manhattan Auto Owner Trust, Series 05-B, Class A3
4.84%	07/15/09	150	149,529
Citibank Credit Card Issuance Trust, Series 02-A1, Class A1
4.95%	02/09/09	200	199,969
Citibank Credit Card Master Trust I, Series 99-2, Class A
5.88%	03/10/11	200	203,139

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Commercial Mortgage Asset Trust, Series 99-C1, Class A3
6.64%	01/17/32	$200	$204,936
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	109	108,071
MBNA Master Credit Card Trust, Series 00-L, Class A
6.50%	04/15/10	240	242,774
Nissan Auto Receivables Owner Trust, Series 03-C, Class A4
2.70%	12/17/07	7	6,920
USAA Auto Owner Trust, Series 04-2, Class A3
3.03%	06/16/08	32	32,340
USAA Auto Owner Trust, Series 05-4, Class A3
4.83%	04/15/10	200	199,177
USAA Auto Owner Trust, Series 05-4, Class A4
4.89%	08/15/12	250	248,834

TOTAL ASSET BACKED SECURITIES
(Cost $1,614,905)			1,602,683

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 12.1%
Federal Home Loan Bank, Discount Notes
4.80%(c)	01/02/07	1,000	999,787
Galileo Money Market Fund		445	444,513

TOTAL SHORT TERM INVESTMENTS
(Cost $1,444,300)			1,444,300

TOTAL INVESTMENTS IN SECURITIES — 97.3%
(Cost $11,745,728(a))			11,631,199
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			323,630

NET ASSETS — 100.0%			$11,954,829

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$13,619
Gross unrealized depreciation	(128,148)

$(114,529)

(b)	Security, or a portion thereof, pledged as collateral with a value of $67,966 on 10 long U.S. Treasury Note futures contracts and 3 short U.S. Treasury Note futures contracts expiring March 2007. The value of such contracts on December 31, 2006 was $1,389,875, with an unrealized loss of $14,443 (including commissions of $26).
(c)	The rate shown is the effective yield at the time of purchase.

BLACKROCK BOND ALLOCATION TARGET SHARES

KEY TO INVESTMENT ABBREVIATIONS

ARM	Adjustable Rate Mortgage
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Limited Co.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Bond Allocation Target Shares

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 23, 2007

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, Treasurer and Principal Financial Officer

Date	February 23, 2007